Results related to financial liabilities measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Results related to financial liabilities measured at fair value through profit or loss
Results related to financial liabilities measured at fair value through profit or loss

21. Results related to financial liabilities measured at fair value through profit or loss

	2025	2024	2023

	(€ in thousands)
Warrants to Rett Syndrome Research Trust	139	132	—
Warrants from convertible loans	96	213	953
Total	235	345	953

Results related to financial liabilities measured at FVTPL represent changes in the fair value of derivative financial instruments since their initial recognition. These derivative financial instruments consist of conversion options and warrants issued in connection with the Company’s convertible loans, which are described in Note 13, and warrants issued in connection with the Company’s partnership with RSRT, which is described in Note 25. The warrants part of the original agreement with convertible loan issuers expired during 2025 and have been derecognized.